Expense Example, No Redemption {- Franklin Mutual Beacon Fund} - Franklin Mutual Series Funds-31 - Franklin Mutual Beacon Fund - Class C	May 01, 2021 USD ($)
Expense Example, No Redemption:
1 Year	$ 185
3 Years	573
5 Years	985
10 Years	$ 2,137